Operating Risk	12 Months Ended
Dec. 31, 2016
Operating Risk
Operating Risk

27.Operating Risk

Concentrations of Credit Risk and Major Customers — A substantial percentage of the Group’s net revenue comes from sales made to a small number of customers to whom sales are typically made on an open account basis. There was no customer of which the revenue accounted for 10% or more of total net revenue for the year ended December 31, 2016. In 2016, the Company has no customer (2015: three), the operating income from which is over 10% of the Company’s total operating income. Details of customers accounting for 10% or more of total net revenue for the years ended December 31, 2015 and 2014 are as follows:

	2016		2015		2014
		% of Total		% of Total		% of Total
Customer	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue
Blackrock Income UK Holding Limited	486	0%	26,202	14%	—	—
RI Income UK Holding Limited	—	—	24,142	13%	—	—
Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd.	—	—	21,635	11%	—	—
Shotoco Energy, LLC	—	—	21,281	11%	—	—
Zhongwei Hanky Wiye Solar Co., Ltd.	—	—	8,387	4%	27,871	30%
Alxa League Zhiwei Photovoltaic Power Generation Co., Ltd.	7,148	4%	5,085	3%	23,939	26%
Realforce	113	0%	—	—	23,585	26%
KDC Solar Credit LS, LLC	—	—	—	—	11,886	13%

	$7,747	4%	$106,732	56%	$87,281	95%

Details of customers accounting for 10% or more of total accounts receivable, notes receivable, costs and estimated earnings in excess of billings on uncompleted contracts and finance lease receivable at December 31, 2016 and 2015, respectively are:

	2016		2015
Customer		% of Total		% of Total
Zhongwei Hanky Wiye Solar Co., Ltd.	34,049	24%	37,050	19%
Alxa League Zhiwei Photovoltaic Power Generation Co., Ltd.	39,951	28%	30,481	16%
Realforce	23,199	17%	23,628	12%
Inner Mongolia Zhaojing Photovoltaic Power Generation Co., Ltd.	19,815	14%	21,228	11%

	117,014	83%	112,387	58%

Pursuant to the contracts entered with the above customers except for Realforce, 3%-10% of the contract amount is payable after signing the contract, 80%-90% of the contract amount is payable in 90 days after the connection to the grid and customers’ acceptances of the project completion with the remaining 5%-10% of the contract amount payable one year after connection to the grid. For the payment term of Realforce, 10% of the contract amount is payable within 7 days after signing the contract, 30% of the contract amount is payable within 15 days after the major equipment transported to construction site and completion of quality inspection, 30% of the contract amount is payable within 15 days after the major equipment installed, 20% of the contract amount is payable in 10 days after the connection to the grid and customers’ acceptances of the project completion with the remaining 10% of the contract amount payable one year after connection to the grid. The Group entered into sales and leaseback arrangement with Realforce and Alxa in 2016, and $21,604 and $28,697 of accounts receivable and accrued accounts receivable (cost in excess of billings) was transferred to finance lease receivable respectively. Please refer to the Note 4-Accounts Receivable for the details of the receivable due from Realforce and Alxa, and the subsequent sales and leaseback arrangement.